Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Details)	Dec. 31, 2022
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (as a percent)	100.00%
Target Allocation (as a percent)	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (as a percent)	48.00%
Target Allocation (as a percent)	40.00%
Equity Securities [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	25.00%
Equity Securities [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	55.00%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (as a percent)	33.00%
Target Allocation (as a percent)	35.00%
Debt Securities [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	30.00%
Debt Securities [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	40.00%
Real Estate and Infrastructure [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (as a percent)	19.00%
Target Allocation (as a percent)	25.00%
Real Estate and Infrastructure [Member] | Minimum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	0.00%
Real Estate and Infrastructure [Member] | Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	35.00%